Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000234546
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class A Shares
Trading Symbol	FSMMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class A Shares	$232	2.27%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2025, the FS Multi-Strategy Alternatives Fund returned 4.06% (Class A). The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the primary benchmark for the Fund, returned 4.18% during this time.

Consistent with history, the Hedge Fund Managers and Direct Strategies were complementary as the managers drove the bulk of positive return contribution, typical during risk on markets, and the Direct Strategies were flat on the year.

Our Long/Short Credit and Structured Credit managers delivered a modest positive carry and generated alpha by trading around sectors based on fundamental and technical relative value. Our Merger Arbitrage manager benefitted from a favorable regulatory environment that increased deal activity, despite risk arbitrage spreads being at historically average levels. Meanwhile the explosion of convertible bond issuance created a fruitful environment to identify undervalued securities and continually rotate the portfolio for our Convertible Arbitrage manager.

On the Direct side, our Equity Thematic portfolio delivered meaningful positive performance as powerful secular drivers such as Artificial Intelligence and De-globalization & Reshoring led to interesting Long/Short opportunities to monetize these themes. Conversely, the whipsawing of assets across regions during the “Liberation Day” period led to acute losses within two of our strategies (Cross-Asset Trend-Following and Equity Vol Premia). Both exposures hit their “max loss” budget that informs their position sizing within our portfolio construction process.

Through balanced return contribution, produced independent of beta and duration, FSMSX delivered another year as a consistent diversifying solution for investors in a world where options remain limited. We believe the risk/return for traditional betas in 2026 have without question become less attractive, increasing the appeal of alternative sources of return with distinct fundamentals/drivers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load	Class A Shares, Without Load	S&P 500 Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)	HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference*
May/17	$9,500	$10,000	$10,000	$10,000	$10,000
Dec/17	$9,671	$10,180	$11,275	$10,066	$10,348
Dec/18	$9,273	$9,761	$10,781	$10,254	$9,652
Dec/19	$9,985	$10,510	$14,175	$10,488	$10,484
Dec/20	$9,586	$10,091	$16,783	$10,558	$11,199
Dec/21	$10,892	$11,465	$21,601	$10,563	$11,607
Dec/22	$11,219	$11,810	$17,689	$10,717	$11,096
Dec/23	$11,799	$12,420	$22,339	$11,254	$11,440
Dec/24	$12,298	$12,946	$27,928	$11,845	$12,043
Dec/25	$12,797	$13,471	$32,921	$12,340	$12,902

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Multi-Strategy Alternatives Fund
Class A Shares, With Load	-1.12%	4.88%	2.89%
Class A Shares, Without Load	4.06%	5.95%	3.51%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.80%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.18%	3.17%	2.47%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference*	7.14%	2.87%	3.00%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,418,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 21,813
InvestmentCompanyPortfolioTurnover	636.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,627,418	686	$21,813	636%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Securities Sold Short	-6.0%
Reverse Repurchase Agreements	-3.8%
Derivative Contracts (Net)	1.3%
Preferred Stock	1.3%
Exchange-Traded Fund	1.4%
U.S. Treasury Obligations	3.7%
Convertible Bonds	8.5%
Short-Term Investment	15.5%
Asset-Backed Securities	18.7%
Corporate Obligations	31.7%
Mortgage-Backed Securities	144.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 5.50%, 1/15/2056	70.1%
FNMA or FHLMC, 5.00%, 1/15/2056	45.4%
Barclays Bank, 0.000%, 12/29/26	10.8%
Barclays Bank, 0.000%, 12/29/26	2.2%
Barclays Bank, 0.000%, 12/29/26	2.1%
U.S. Treasury Bills, 3.72%, 2/19/2026	1.5%
iShares Bitcoin Trust ETF	1.4%
U.S. Treasury Bills, 3.83%, 1/22/2026	1.2%
GNMA, 4.50%, 1/20/2050, Cl IC	0.9%
GNMA, 4.00%, 1/20/2051, Cl IB	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000234545
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class I Shares
Trading Symbol	FSMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class I Shares	$206	2.02%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2025, the FS Multi-Strategy Alternatives Fund returned 4.31% (Class I). The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the primary benchmark for the Fund, returned 4.18% during this time.

Consistent with history, the Hedge Fund Managers and Direct Strategies were complementary as the managers drove the bulk of positive return contribution, typical during risk on markets, and the Direct Strategies were flat on the year.

Our Long/Short Credit and Structured Credit managers delivered a modest positive carry and generated alpha by trading around sectors based on fundamental and technical relative value. Our Merger Arbitrage manager benefitted from a favorable regulatory environment that increased deal activity, despite risk arbitrage spreads being at historically average levels. Meanwhile the explosion of convertible bond issuance created a fruitful environment to identify undervalued securities and continually rotate the portfolio for our Convertible Arbitrage manager.

On the Direct side, our Equity Thematic portfolio delivered meaningful positive performance as powerful secular drivers such as Artificial Intelligence and De-globalization & Reshoring led to interesting Long/Short opportunities to monetize these themes. Conversely, the whipsawing of assets across regions during the “Liberation Day” period led to acute losses within two of our strategies (Cross-Asset Trend-Following and Equity Vol Premia). Both exposures hit their “max loss” budget that informs their position sizing within our portfolio construction process.

Through balanced return contribution, produced independent of beta and duration, FSMSX delivered another year as a consistent diversifying solution for investors in a world where options remain limited. We believe the risk/return for traditional betas in 2026 have without question become less attractive, increasing the appeal of alternative sources of return with distinct fundamentals/drivers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Multi-Strategy Alternatives Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)	HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference*
May/17	$100,000	$100,000	$100,000	$100,000
Dec/17	$101,900	$112,751	$100,656	$103,478
Dec/18	$98,010	$107,807	$102,543	$96,523
Dec/19	$105,625	$141,752	$104,881	$104,844
Dec/20	$101,766	$167,833	$105,581	$111,986
Dec/21	$115,974	$216,010	$105,633	$116,074
Dec/22	$119,637	$176,889	$107,170	$110,960
Dec/23	$126,146	$223,388	$112,545	$114,404
Dec/24	$131,884	$279,280	$118,455	$120,428
Dec/25	$137,575	$329,215	$123,404	$129,024

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Multi-Strategy Alternatives Fund, Class I Shares	4.31%	6.22%	3.76%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.80%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.18%	3.17%	2.47%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference*	7.14%	2.87%	3.00%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,418,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 21,813
InvestmentCompanyPortfolioTurnover	636.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,627,418	686	$21,813	636%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Securities Sold Short	-6.0%
Reverse Repurchase Agreements	-3.8%
Derivative Contracts (Net)	1.3%
Preferred Stock	1.3%
Exchange-Traded Fund	1.4%
U.S. Treasury Obligations	3.7%
Convertible Bonds	8.5%
Short-Term Investment	15.5%
Asset-Backed Securities	18.7%
Corporate Obligations	31.7%
Mortgage-Backed Securities	144.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 5.50%, 1/15/2056	70.1%
FNMA or FHLMC, 5.00%, 1/15/2056	45.4%
Barclays Bank, 0.000%, 12/29/26	10.8%
Barclays Bank, 0.000%, 12/29/26	2.2%
Barclays Bank, 0.000%, 12/29/26	2.1%
U.S. Treasury Bills, 3.72%, 2/19/2026	1.5%
iShares Bitcoin Trust ETF	1.4%
U.S. Treasury Bills, 3.83%, 1/22/2026	1.2%
GNMA, 4.50%, 1/20/2050, Cl IC	0.9%
GNMA, 4.00%, 1/20/2051, Cl IB	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.